Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 4,102	$ 3,168
Less due within one year	129	106
Total long term non current debt	3,973	3,062
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	748	747
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	646	645
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	671	615
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	730	670
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	333	327
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	189	105
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	32	48
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	12	$ 11
Two Point Four Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 741